Stock Option Plan - Summary of Incentive Stock Options Exercisable (Detail) (Incentive Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013 Exercise Price 0.35 [Member]	Jun. 30, 2013 Exercise Price 3.50 [Member]	Jun. 30, 2012 Exercise Price 3.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Incentive stock options exercisable, Exercise Price					$ 0.35	$ 3.50
Incentive stock options exercisable, Number	136	85	71	58	20	65	58
Incentive stock options exercisable, Weighted Average Contractual Life Remaining					9 years 6 months 11 days	4 years 4 months 17 days	5 years 1 month 6 days